Finance Cost - Summary of Finance cost (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance cost [Abstract]
- Convertible notes	$ 0	$ 54	$ 780
- Leases (Note 17(b))	648	742	727
- Borrowings	1,658	1,512	0
Accretion expenses arising from redeemable convertible preference shares (Note 19)	0	11,549	14,841
Others	90	52	98
Finance costs	$ 2,396	$ 13,909	$ 16,446